Estimates Weighted-average Fair Value Per Share of Options Granted (Detail)	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Share Based Compensation [Line Items]
Expected volatility, minimum	56.00%	57.00%	54.00%	50.00%	50.00%		69.00%
Expected volatility, maximum	69.00%	67.00%	57.00%	69.00%	69.00%	65.00%	75.00%
Expected term (in years)	5 years 9 months	6 years 15 days	6 years 18 days	5 years 9 months 29 days	6 years 18 days	6 years 7 days	5 years 7 months 13 days
Risk-free interest rate, minimum	0.00%	1.43%	0.87%	0.00%	1.43%	2.57%	1.48%
Risk-free interest rate, maximum	1.92%	2.96%	1.18%	3.03%	2.96%	3.04%	3.77%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Employee Stock Purchase Plan
Share Based Compensation [Line Items]
Expected volatility			42.00%
Expected term (in years)			1 month 28 days
Risk-free interest rate			0.16%